Software, Net - Additional Information (Detail) - Software Licenses and Implementation Costs [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Capitalized Computer Software Net [Line Items]
Amortization expense	₨ 37	$ 0.5	₨ 52	₨ 23
Estimated amortization expense, 2022	24
Estimated amortization expense, 2023	4
Estimated amortization expense, 2024	₨ 1